UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HEITMAN REAL ESTATE SECURITIES LLC
Address:  191 N. WACKER DRIVE
          SUITE 2500
          CHICAGO, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   NANCY B. LYNN
Title:  VICE PRESIDENT
Phone:  312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ NANCY B. LYNN                        CHICAGO, IL               2/6/06
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  89

Form 13F Information Table Value Total:  2,942,084


List of Other Included Managers: N/A

Heitman Real Estate Securities LLC
FORM 13F
4Q05
31-Dec-05

                                   TITLE OF               VALUE     SHARES/  SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER                  CLASS      CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE    SHARED    NONE
-----------------------            --------  ---------  ---------  --------- --- ---- -------  --------  -------- -------- --------

AMB Property Corp                    COM     00163T109     39,079    794,782 SH       Sole                 596,662           198,120
Acadia Realty Trust                  COM     004239109     40,821  2,035,967 SH       Sole               1,248,108           787,859
Alexandria Real Estate Equites
Inc.                                 COM     015271109     46,756    580,822 SH       Sole                 425,316           155,506
American Financial Realty Trust      COM     02607P305     14,065  1,172,100 SH       Sole                      --         1,172,100
Archstone Smith Trust                COM     039583109     87,748  2,094,724 SH       Sole               1,558,810           535,914
Associated Estates Realty Corp       COM     045604105      5,528    611,500 SH       Sole                      --           611,500
Avalonbay Communities, Inc.          COM     053484101     91,407  1,024,172 SH       Sole                 679,124           345,048
Bedford Property Investors, Inc.     COM     076446301      7,115    324,300 SH       Sole                      --           324,300
Biomed Realty Trust Inc.             COM     09063H107     42,308  1,733,947 SH       Sole               1,290,093           443,854
Boston Properties, Inc.              COM     101121101    115,289  1,555,229 SH       Sole               1,017,178           538,051
Brookfield Properties Corp.          COM     112900105    105,079  3,571,679 SH       Sole               2,536,293         1,035,386
CBL & Associates Properties, Inc.    COM     124830100     27,738    702,045 SH       Sole                 525,267           176,778
Camden Property Trust                COM     133131102     77,129  1,331,649 SH       Sole                 912,694           418,955
Cogdell Spencer Inc.                 COM     19238U107        853     50,500 SH       Sole                      --            50,500
Columbia Equity Trust, Inc.          COM     197627102      1,076     66,596 SH       Sole                  50,796            15,800
Crescent Real Estate Equity Co.      COM     225756105     10,108    510,000 SH       Sole                      --           510,000
Digital Realty Trust Inc.            COM     253868103     46,553  2,057,140 SH       Sole               1,495,582           561,558
EastGroup Properties Inc             COM     277276101     39,369    871,764 SH       Sole                 657,531           214,233
Education Realty Trust               COM     28140H104      7,832    607,600 SH       Sole                      --           607,600
Equity Lifestyle Properties          COM     29472R108     26,099    586,503 SH       Sole                 348,653           237,850
Equity One, Inc.                     COM     294752100     29,092  1,258,296 SH       Sole                 925,008           333,288
Equity Residential Properties        COM     29476L107    148,310  3,791,163 SH       Sole               2,572,955         1,218,208
GMH Communities Trust                COM     36188G102     56,075  3,615,418 SH       Sole               2,186,298         1,429,120
General Growth Properties, Inc.      COM     370021107    105,575  2,246,750 SH       Sole               1,499,292           747,458
Glenborough Realty Trust, Inc.       COM     37803P105     11,019    608,775 SH       Sole                      75           608,700
Glimcher Realty Trust                COM     379302102     16,236    667,600 SH       Sole                      --           667,600
HRPT Properties Trust                COM     40426W101     10,009    967,100 SH       Sole                      --           967,100
Health Care REIT Inc.                COM     42217K106      2,678     79,000 SH       Sole                      --            79,000
Healthcare Realty Trust Inc.         COM     421946104      5,290    159,000 SH       Sole                      --           159,000
Hersha Hospitality Trust             COM     427825104      6,415    712,000 SH       Sole                      --           712,000
Highland Hospitality Corp.           COM     430141101     24,863  2,250,038 SH       Sole               1,665,845           584,193
Hilton Hotels Corp.                  COM     432848109     48,610  2,016,160 SH       Sole               1,630,347           385,813
Home Properties, Inc.                COM     437306103     10,923    267,710 SH       Sole                 210,356            57,354
Host Marriott Corp.                  COM     44107P104     12,444    656,700 SH       Sole                 240,300           416,400
Kimco Realty Corporation             COM     49446R109     73,457  2,289,820 SH       Sole               1,687,492           602,328
LaSalle Hotel Properties             COM     517942108     60,212  1,639,750 SH       Sole               1,039,962           599,788
Liberty Property Trust               COM     531172104     83,493  1,948,487 SH       Sole               1,313,694           634,793
Mack-Cali Realty Corporation         COM     554489104     87,137  2,017,061 SH       Sole               1,281,572           735,489
Medical Properties Trust Inc.        COM     58463J304      1,697    173,500 SH       Sole                  64,100           109,400
Omega Healthcare Investors, Inc.     COM     681936100      3,698    293,700 SH       Sole                 109,800           183,900
Orient Express Hotels and Resorts    COM     G67743107     17,100    542,506 SH       Sole                 492,271            50,235
Pan Pacific Retail Properties,
  Inc.                               COM     69806L104     95,017  1,420,498 SH       Sole                 942,670           477,828
Plum Creek Timber Co Inc.            COM     729251108      8,346    231,500 SH       Sole                  83,600           147,900
ProLogis                             COM     743410102      1,789     38,300 SH       Sole                  38,300                --
Public Storage, Inc.                 COM     74460D109    127,063  1,876,304 SH       Sole               1,378,799           497,505
Realty Income Corp.                  COM     756109104      3,286    151,983 SH       Sole                  21,883           130,100
Regency Centers Corp.                COM     758849103     81,002  1,374,085 SH       Sole                 902,196           471,889
Republic Property Trust              COM     760737106     11,900    991,640 SH       Sole                 730,613           261,027
Senior Housing Properties Trust      COM     81721M109     11,052    653,600 SH       Sole                      --           653,600
Simon Property Group, Inc.           COM     828806109    254,612  3,322,613 SH       Sole               2,260,278         1,062,335
Spirit Finance Corp.                 COM     848568309     57,301  5,048,514 SH       Sole               2,370,874         2,677,640
Starwood Hotels & Resorts
  Worldwide, Inc.                    COM     85590A203    118,331  1,852,972 SH       Sole               1,408,704           444,268
Sun Communities, Inc.                COM     866674104     15,474    492,800 SH       Sole                      --           492,800
Tanger Factory Outlet Centers,
  Inc.                               COM     875465106     30,981  1,077,972 SH       Sole                 794,886           283,086
Taubman Centers, Inc.                COM     876664103     10,284    295,938 SH       Sole                 209,287            86,651
Trizec Properties Inc.               COM     89687P107     50,612  2,208,213 SH       Sole               1,647,423           560,790
Trustreet Properties Inc.            COM     898404108     15,010  1,026,700 SH       Sole                      --         1,026,700
U-Store-It Trust                     COM     91274F104     36,062  1,713,166 SH       Sole                 889,056           824,110
United Dominion Realty Trust         COM     910197102     17,667    753,721 SH       Sole                 478,838           274,883
Ventas Inc.                          COM     92276F100     67,536  2,109,169 SH       Sole               1,210,868           898,301
Vornado Realty Trust                 COM     929042109    133,295  1,596,925 SH       Sole               1,072,650           524,275
Washington REIT                      COM     939653101     23,244    765,850 SH       Sole                 562,940           202,910
Apartment Investment & Management
  Company Preferred Class U 7.75%    PFD     03748R820      5,512    221,900 SH       Sole                      --           221,900
Apartment Investment & Management
  Company Preferred Class V 8.00%    PFD     03748R812      1,147     45,500 SH       Sole                      --            45,500
Apartment Investment & Management
  Company Preferred Class T 8.00%    PFD     03748R838      3,290    131,600 SH       Sole                      --           131,600
Apartment Investment & Management
  Company Preferred Class Y 7.875%   PFD     03748r796      8,348    332,600 SH       Sole                      --           332,600
American Land Lease Inc Preferred
  Series A 7.75%                     PFD     027118207      2,878    117,700 SH       Sole                      --           117,700
Bedford Property Investors Inc.
  Preferred Series B 7.625%          PFD     076446608      4,930    200,400 SH       Sole                      --           200,400
CBL & Associates Properties Inc.
  Preferred Class D 7.375%           PFD     124830605      6,918    276,500 SH       Sole                      --           276,500
Cedar Shopping Centers Preferred
  Series A 8.875%                    PFD     150602308      2,752    104,800 SH       Sole                      --           104,800
Colonial Properties Trust
  Preferred Series D 8.125%          PFD     195872403        641     25,000 SH       Sole                      --            25,000
Colonial Properties Trust
  Preferred Series E 7 5/8%          PFD     195872601     10,285    421,000 SH       Sole                      --           421,000
Cousins Properties Inc. Preferred
  Series B 7.5%                      PFD     222795403      1,283     50,500 SH       Sole                      --            50,500
Digial Realty Trust, Inc.
  Preferred Series A 8.50%           PFD     253868202      6,722    265,700 SH       Sole                      --           265,700
Digial Realty Trust, Inc.
  Preferred Series B 7.875%          PFD     253868301      1,816     75,000 SH       Sole                      --            75,000
Entertainment Properties Trus
  Preferred Series B 7.75%           PFD     29380t303      5,832    239,000 SH       Sole                      --           239,000
Glimcher Realty Trust Preferred
  Series F 8.75%                     PFD     379302300      1,818     71,300 SH       Sole                      --            71,300
Glimcher Realty Trust Preferred
  Series G 8.125%                    PFD     379302409      8,424    334,400 SH       Sole                      --           334,400
Hersha Hospitality Trust
  Preferred Sereis A 8.0%            PFD     427825203      1,975     80,000 SH       Sole                      --            80,000
Highland Hospitality Corp.
  Preferred Series A 7.875%          PFD     430141200      2,520    110,000 SH       Sole                      --           110,000
Kilroy Realty Corp. Preferred
  Series F 7.50%                     PFD     49427F504      4,950    200,800 SH       Sole                      --           200,800
LTC Properties, Inc. Preferred
  Series F 8.00%                     PFD     502175607      2,782    110,600 SH       Sole                      --           110,600
Maguire Properties, Inc. Preferred
  Series A 7.625%                    PFD     559775200      5,956    243,100 SH       Sole                      --           243,100
The Mills Corporation Preferred
  Series G 7.875%                    PFD     601148877     15,000    600,000 SH       Sole                      --           600,000
Omega Healthcare Investors, Inc.
  Preferred Series D 8.375%          PFD     681936407        898     35,600 SH       Sole                      --            35,600
PS Business Parks, Inc. Preferred
  Series H 7.00%                     PFD     69360J875      1,573     65,000 SH       Sole                      --            65,000
Sunstone Hotel Investors, Inc.
  Preferred Series A 8.00%           PFD     867892200      8,434    334,700 SH       Sole                      --           334,700
Taubman Centers Inc Preferred
  Series G 8.00%                     PFD     876664301      5,549    220,800 SH       Sole                      --           220,800
Winston Hotels, Inc. Preferred
  Serie B 8.00%                      PFD     97563A300      3,703    149,600 SH       Sole                      --           149,600

REPORT SUMMARY                       89 DATA RECORDS    2,942,084            0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED